PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

	December 31,
	2015	2016

Cost:
Leasehold improvements	$10,451	$12,127
Computers, peripheral equipment and electronic equipment	6,242	6,693
Office furniture and equipment	2,037	2,556

	18,730	21,376

Less accumulated depreciation	9,996	12,626

Depreciated cost	$8,734	$8,750